Income Taxes - Disclosure of detailed information about deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities	$ (116,422)	$ (1,968)
Net deferred tax liability	(112,553)	(1,747)
Royalty interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities	(116,173)	(1,365)
Investment in associate
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities	(249)	(603)
Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	3,833	115
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability	$ (36)	$ (106)